ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET
	September 30, 2025	September 30, 2024
Accounts receivable	$156,614	$48,111
Less: allowance for credit loss	-	-
Account receivable, net	$156,614	$48,111